UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	April 22, 2017 to May 31, 2017

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-2, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class C	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2015-4, Class B	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________
Series 2016-2, Class B	|__|	|__|	|_X_|	___________
Series 2016-3, Class A	|__|	|__|	|_X_|	___________
Series 2016-3, Class B	|__|	|__|	|_X_|	___________

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period.  The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles.  As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio.  The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated.  Each distribution period ending in or prior to April 2017 began on the 22nd day of the previous calendar. Each distribution period ending after May 2017 month and ended on the 21st day of the calendar month indicated below.  The distribution period ending in May 2017 began on April 22, 2017 and ended on May 31, 2017.  Each distribution period ending after May 2017 begins on the first calendar day  and ends on the last calendar day of the calendar month indicated below.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 - Exhibits

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for June 15, 2017 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for June 15, 2017 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for June 15, 2017 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for June 15, 2017 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for June 15, 2017 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for June 15, 2017 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for June 15, 2017 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for June 15, 2017 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for June 15, 2017 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for June 15, 2017 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for June 15, 2017 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for June 15, 2017 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: June 15, 2017	By: /s/ Andrew Lee
Name: Andrew Lee
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for June 15, 2017 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for June 15, 2017 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for June 15, 2017 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for June 15, 2017 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for June 15, 2017 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for June 15, 2017 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for June 15, 2017 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for June 15, 2017 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for June 15, 2017 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for June 15, 2017 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for June 15, 2017 Payment Date
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for June 15, 2017 Payment Date